Income Taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

Cayman Islands

Under the current and applicable laws of Cayman Islands, the Group is not subject to tax on income or capital gains under this jurisdiction. The Group’s income taxes relate primarily to its operations in Singapore. For the six month ended June 30, 2026 and 2025, the income tax expense, deferred tax assets, and deferred tax liabilities associated with the Group’s other subsidiaries were not material to the consolidated financial statements, either individually or in the aggregate. However, losses incurred by certain foreign subsidiaries did not give rise to recognized tax benefits, and the resulting unrecognized tax benefits are reflected in the effective tax rate reconciliation.

Singapore

Uni-Fuels is incorporated in Singapore and is subject to Singapore Corporate Income Tax on the taxable income as reported in their respective statutory financial statements, adjusted in accordance with relevant Singapore tax laws. For the six months ended June 30, 2026 and 2025, Uni-Fuels was eligible for the partial tax exemption scheme introduced under Section 43 of the Income Tax Act 1947 of Singapore. For eligible entities under the partial tax exemption scheme, a 75% exemption on the first SG$10,000 (equivalent to $7,839) of normal chargeable income and a further 50% exemption on the next SG$100,000 (equivalent to $78,394) of normal chargeable income were granted. For any other entities, the applicable income tax rate is 17% on the entire chargeable income.

The current and deferred portions of the income tax expense included in the unaudited condensed consolidated statements of income and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Current taxes	$513,209	$107,490
Deferred taxes	-	-
Income tax expense	$513,209	$107,490

A reconciliation of the difference between the expected income tax expense computed at Singapore income tax rate of 17% and the Group’s reported income tax expense is shown in the following table:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Income before income tax expense	$1,891,413	$198,477
Applicable income tax rate	17%	17%
Income tax expense at applicable income tax rate	$321,540	$33,741
Non-deductible expenses	29,821	24,716
Effect of tax exemption scheme and tax reduction	(18,321)	(13,658)
Effect of unrecognized tax benefits on foreign losses	180,169	62,691
Income tax expense	$513,209	$107,490

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

11. Income Taxes (continued)

Deferred tax

The Group measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Group’s deferred tax assets and liabilities are as follows:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Deferred tax assets:
Allowance for credit loss	$2,065	$2,065
Operating lease liabilities	6,538	6,538
Others	1,807	1,807

Total deferred tax assets	$10,410	$10,410

Deferred tax liabilities:
Depreciation and amortization	(6,703)	(6,703)
ROU assets	(5,799)	(5,799)
Others	(253)	(253)

Total deferred tax liabilities	$(12,755)	$(12,755)

Deferred tax liabilities, net	$(2,345)	$(2,345)

Movement of the Group’s deferred tax liabilities during the periods is as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Beginning balance at January 1, 2026 and 2025	$(2,345)	$(8,243)
Credited to the unaudited condensed consolidated statements of income and comprehensive income	-	-
Ending balance at June 30, 2026 and 2025	$(2,345)	$(8,243)

Under relevant Singapore tax laws, tax cases are normally subject to investigation by the tax authority for up to 4 years of assessment prior to the current year of assessment for Corporate Income Tax, and 5 years from the end of the prescribed accounting period for Goods and Services Tax. As of June 30, 2026 and December 31, 2025, Corporate Income Tax returns for the years of assessment 2025 and 2026 remain open for statutory examination and the Group had no open tax investigations from the tax authority.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025